Shareholder Report, Average Annual Return (Details) 74200004200_Franklin Templeton SMACS Series I_SingleClass_TSR Annual {Class A}	12 Months Ended	60 Months Ended	87 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class Advisor
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series I
Average Annual Return, Percent	7.76%	4.13%	4.68%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.89%	(0.29%)	1.18%
Bloomberg High Yield Very Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Very Liquid Index
Average Annual Return, Percent	5.11%	3.96%	5.02%
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index
Average Annual Return, Percent	3.52%	1.93%	3.57%